Reconciliation of Estimated Income Taxes at the Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Reconciliation of Statutory Federal Tax Rate [Line Items]
Net income before taxes	$ 1,419.5		63,225.6		37,226.2		22,935.1
Effective statutory income tax rate	33.22%		33.22%		33.99%		33.99%
Expected income tax expense	471.5		21,002.0		12,653.2		7,795.6
Permanent differences:
Stock-based compensation	25.4		1,132.0		1,217.0		724.2
Income exempt from taxes	(14.6)		(650.4)		(1,529.4)		(845.0)
Effect of change in statutory tax rate	2.4		106.2
Other, net	2.5		108.5		(2.4)		62.6
Income tax expense	$ 487.2	[1]	21,698.3	[1]	12,338.4	[1]	7,737.4	[1]

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.